Income Taxes	12 Months Ended
Dec. 31, 2016
INCOME TAXES
INCOME TAXES

13. INCOME TAXES

The components of the provision for income taxes for the years ended December 31, 2016,  2015 and 2014 are as follows:

	December 31,
	2016	2015	2014
	(Dollars in thousands)

Current income tax provision	$(8,763)	$13,723	$7,970
Deferred income tax expense (benefit)	8,361	(3,409)	395
Total income tax provision	$(402)	$10,314	$8,365

The effective tax rates differ from the statutory federal tax rate of 35% largely due to tax exempt interest income earned on certain investment securities and loans and the nontaxable earnings on bank owned life insurance.

The provision for income taxes differs from the amount computed by applying the federal income tax statutory rate of 35% to income from continuing operations for the years ended December 31, 2016,  2015 and 2014, as follows:

	December 31,
	2016	2015	2014
	(Dollars in thousands)

Taxes calculated at statutory rate	$(481)	$9,014	$8,087
Increase (decrease) resulting from:
State tax expense, net of federal effect	386	196	209
Non-deductible expenses	51	45	35
Non-deductible dues	35	31	34
Bank-owned life insurance income	(326)	(141)	-
Incentive stock option compensation expense	(16)	-	-
Tax exempt interest income	(17)	-	-
Non-deductible M&A and acquisition related costs	-	857	-
Other, net	(34)	312	-
Income tax provision—as reported	$(402)	$10,314	$8,365

Significant deferred tax assets and liabilities at the dates indicated were as follows:

	December 31,
	2016	2015
	(Dollars in thousands)

Deferred tax assets:
Allowance for credit losses	$9,233	$11,531
Acquired loan valuation allowance	3,493	8,883
Net operating loss carryforward	1,755	1,755
Nonqualified stock options	1,561	1,464
Real estate acquired by foreclosure write-downs	1,432	2,695
Acquired deposit valuation allowance	804	1,631
Unrealized loss on available-for-sale securities	390	-
Pre-opening expenses	120	144
Other	1,661	1,031
Total deferred tax assets	20,449	29,134
Deferred tax liabilities:
Goodwill and core deposit intangibles	4,337	4,532
Acquired subordinated debentures valuation allowance	2,996	3,143
Acquired investments valuation allowance	688	688
Deferred loan costs	674	603
Depreciable assets	392	381
Unrealized gain on available-for-sale securities	-	225
Other	96	52
Total deferred tax liabilities	9,183	9,624
Net deferred tax asset	$11,266	$19,510

Realization of the net deferred tax asset is dependent on generating sufficient future taxable income. Although realization is not assured, management believes it is more likely than not that all of the net deferred tax asset will be realized.  The deferred tax asset is evaluated by management on an ongoing basis to determine if a valuation allowance is required. Assessing the need for a valuation allowance requires that management evaluate all evidence, both negative and positive, to determine whether a valuation allowance is needed. Based on management’s analysis of the evidence, no valuation allowance was required to be recorded against the net deferred tax asset of $11.3 million at December 31, 2016. The deferred tax assets are primarily supported by future reversals of existing timing differences and the generation of future taxable income.

Net operating loss carryforwards for federal income tax purposes were $5.0 million and $5.0 million at December 31, 2016 and 2015, respectively. The carryforwards expire beginning in 2032.

In connection with the Patriot acquisition completed in October 2015, the Company recognized a $1.6 million liability for an uncertain tax position for the year ended December 31, 2015.  The full $1.6 million would, if recognized, affect the effective tax rate.  The uncertain tax position as of the dates indicated were as follows:

	2016	2015	2014
	(Dollars in thousands)

Unrecognized tax benefits - January 1	$1,625	$-	$-
Gross increases - tax positions in current period	-	1,625	-
Unrecognized tax benefits - December 31	$1,625	$1,625	$-

The Company files income tax returns in the U.S. federal jurisdiction and the Texas, Kentucky and California state jurisdictions. Other than described above, as of December 31, 2016 and 2015, the Company had identified no unrecognized tax benefits related to returns with open periods subject to examination. The periods subject to examination for the Company’s federal return are the 2013 through 2016 tax years. The Company has assumed net operating loss carryforwards, “acquired NOLs”, through its acquisitions. The tax periods of the acquired entities from which these acquired NOLs originated are considered open years for purposes of adjusting the amount of the acquired NOLs used in the Company’s open years.    The Company is subject to examination from 2012 forward for state income tax returns. The Company’s policy is that it recognizes interest and penalties as a component of income tax expense. As of December 31, 2016 and 2015, the Company had no accrued interest or penalties.